Segment information	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segment information	Segment information
The Company reports segment information based on internal reports used by the chief operating decision maker (“CODM”) to make operating and resource allocation decisions and to assess performance. The CODM is the Chief
Executive Officer. The CODM makes decisions and assesses performance of the Company on a consolidated basis such that the Company is a single reportable operating segment.
Geographic information

The following table presents total revenues by geographic location for the years ended December 31:

	2024	2023
	$	$
North America
Canada	13,196	11,965
United States	150,826	125,627
Rest of World	52,909	43,247
	216,931	180,839

The following table presents property and equipment by geographic location as at December 31:

	2024	2023
	$	$
Canada	259	217
United States	384	404
Rest of World	1,360	1,487
	2,003	2,108

The following table presents ROU asset by geographic location as at December 31:

	2024	2023
	$	$
Canada	167	422
United States	200	202
Rest of World	764	718
	1,131	1,342